DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)			3 Months Ended		9 Months Ended
	Apr. 12, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Jun. 30, 2021 $ / shares shares	Mar. 31, 2021 USD ($)	Sep. 30, 2021 USD ($) $ / shares shares	Mar. 25, 2021 $ / shares	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Subsidiary, Sale of Stock [Line Items]
Cash | $		$ 38,107,922			$ 47,879,178		$ 39,633,526	$ 21,808,279	$ 19,638,609
Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	2,000	1,500,000
Purchase price, per unit		$ 10.10			$ 10.10
Purchase price for issue of units | $				$ 25,000
Common shares, par value, (per share)		0.0001
Exercise price of warrants		15.00
Proceeds from Issuance of Private Placement | $					$ 5,150,000
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination					50.00%
Price of warrant		$ 10.00
Percentage of minimum net asset held in trust account on fair value in business combination		80.00%			80.00%
Condition for future business combination number of businesses minimum		1			1
Condition for future business combination threshold Net Tangible Assets | $		$ 5,000,001			$ 5,000,001
Redemption limit percentage without prior consent		15			15
Obligation to redeem Public Shares if entity does not complete a Business Combination (as a percent)		100.00%			100.00%
Threshold business days for redemption of public shares		10 days			10 days
Maximum net interest to pay dissolution expenses | $		$ 100,000			$ 100,000
Cash | $					407,664
Working capital | $		56,470			$ 1,100,000
Maximum borrowing capacity of related party promissory note | $		$ 225,000
Class A Common Stock | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares					57,500
Number of shares in a unit | shares	1				1
Common shares, par value, (per share)	$ 0.0001	$ 0.0001			$ 0.0001
Number of Warrants Issued Per Unit | shares					0.5
Price of warrant					$ 11.50
Private Unit Warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares		500,000
Purchase price, per unit		$ 15				$ 15
Sale of Private Placement Warrants (in shares) | shares		515,000			257,500
Number of shares in a unit | shares					1
Exercise price of warrants		$ 11.50			$ 11.50
Price of warrant		$ 15
Public Warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares	1				5,750,000
Number of shares in a unit | shares		1			1
Number of Warrants Issued Per Unit | shares	1
Exercise price of warrants	$ 11.50	$ 11.50			$ 11.50
Public Warrants expiration term		5 years			5 days
Warrant Exercise Period Condition Two		12 months			12 months
Public Warrants | Class A Common Stock | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, , Threshold Consecutive Trading Days		30 days			30 days
OTM warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		15			1,300,000
Sale of warrant | shares		650,000
Purchase price for issue of units | $					$ 130,000
Number of shares in a unit | shares		1			1
Exercise price of warrants					$ 15.00
Public Warrants expiration term		10 years			10 years
Sponsor | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Purchase price, per unit		$ 15
Sponsor | OTM warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		1,300,000
Price of warrant		$ 0.10
Initial Public Offering | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	11,500,000	10,000,000	11,500,000		115,000,000
Purchase price, per unit	$ 10.00	$ 10.00	$ 10		$ 10.00
Price of warrant		15
Price per unit held in trust account	$ 10.10	$ 10.10
Payments for investment of cash in Trust Account | $	$ 116,150,000
Warrant Exercise Period Condition Two	12 months
Class Of Warrant Or Right, Redemption Of Warrants Or Rights, , Threshold Consecutive Trading Days	30 days
Maximum borrowing capacity of related party promissory note | $		$ 25,000
Initial Public Offering | Private Unit Warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Price of warrant		$ 15
Initial Public Offering | Public Warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants		$ 11.50
Initial Public Offering | OTM warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares		1,300,000			1,300,000
Exercise price of warrants		$ 15			$ 15.00
Price of warrant		$ 0.10			$ 0.10
Initial Public Offering | Sponsor | Private Unit Warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of Private Placement Warrants (in shares) | shares					515,000
Exercise price of warrants					$ 10.00
Proceeds from Issuance of Private Placement | $					$ 5,150,000
Threshold percentage of outstanding voting securities of the target to be acquired by post-transaction company to complete business combination		50.00%
Private Placement | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Exercise price of warrants			15		$ 15
Price of warrant			$ 0.10
Private Placement | Private Unit Warrants | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares		500,000
Private Placement | Sponsor | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares					515,000
Purchase price, per unit					$ 10.00
Over-allotment option | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	1,500,000	11,500,000	515,000
Purchase price, per unit			$ 10
Sale of Private Placement Warrants (in shares) | shares		515,000
Underwriters over-allotment option | Aldel Financial Inc.
Subsidiary, Sale of Stock [Line Items]
Sale of units (in shares) | shares	0	10,000,000
Sale of Private Placement Warrants (in shares) | shares	11,500,000	11,500,000
Sale of warrant | shares	1,500,000